Retirement Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Components of Estimated Net Pension Plan (Income) Expense

The components of the estimated net pension plan income for Donnelley Financial’s pension plans for the three months ended March 31, 2017 and 2016 were as follows:

	Three Months Ended March 31,
	2017	2016
Pension expense (income)
Interest cost	$2.7	$—
Expected return on assets	(4.0)	—
Amortization, net	0.5	(0.2)

Net pension income	$(0.8)	$(0.2)

The components of the estimated net pension plan (income) expense for Donnelley Financial’s pension plans for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Pension Benefits
	2016	2015	2014
Service cost	$—	$—	$0.1
Interest cost	2.4	147.3	161.7
Expected return on plan assets	(4.1)	(210.7)	(224.5)
Amortization of actuarial loss	0.7	36.4	29.1
Settlements	—	—	95.7

Net periodic benefit (income) expense	$(1.0)	$(27.0)	$62.1

Income allocated to RRD affiliates	—	25.2	31.0

Net periodic benefit (income) expense, net of allocation	$(1.0)	$(1.8)	$93.1

Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	3.7%	4.2%	5.0%
Expected return on plan assets	7.3%	7.5%	7.8%

Reconciliation of Funded Status

Reconciliation of funded status

	Pension Benefits		Other Postretirement Benefits
	2016	2015	2016
Benefit obligation at beginning of year	$3.2	$3,631.1	$—
Interest cost	2.4	147.3	—
Actuarial gain	(24.7)	(254.0)	(0.3)
Plan transfer	317.0	(3,363.2)	1.5
Benefits paid	(4.6)	(158.0)	—

Benefit obligation at end of year	$293.3	$3.2	$1.2

Fair value of plan assets at beginning of year	$—	$3,219.9	$—
Actual return on assets	(9.6)	(33.8)	—
Employer contributions	1.3	—	—
Plan transfer	248.7	(3,028.1)	—
Benefits paid	(4.6)	(158.0)	—

Fair value of plan assets at end of year	$235.8	$—	$—

Funded status at end of year	$(57.5)	$(3.2)	$(1.2)

Amount Recognized on Consolidated and Combined Balance Sheets

	Pension Benefits		Other Postretirement Benefits
	2016	2015	2016
Prepaid pension cost (included in other noncurrent assets)	$—	$0.1	$—
Accrued benefit cost (included in accrued liabilities)	(2.2)	(3.3)	(0.1)
Pension and other postretirement benefits plan liabilities	(55.3)	—	(1.1)

Net liabilities recognized in the Consolidated and Combined Balance Sheets	$(57.5)	$(3.2)	$(1.2)

Amounts in Accumulated Other Comprehensive Loss

The amounts included in accumulated other comprehensive loss in the Consolidated and Combined Balance Sheets excluding tax effects, that have not been recognized as components of net periodic cost at December 31, 2016 and 2015 were as follows:

	Pension Benefits		Other Postretirement Benefits
	2016	2015	2016
Accumulated other comprehensive (loss) income
Net actuarial (loss) gain	$(87.0)	$0.1	$0.2

Total	$(87.0)	$0.1	$0.2

Amounts Recognized in Other Comprehensive Income (Loss)

The pre-tax amounts recognized in other comprehensive income (loss) in 2016 as components of net periodic costs were as follows:

	Pension Benefits	Other Postretirement Benefits
Amortization of:
Net actuarial loss	$0.7	$—
Amounts arising during the period:
Net actuarial gain	10.9	0.3

Total	$11.6	$0.3

Schedule of Accumulated Other Comprehensive Loss Expected to Recognized as Components of Net Periodic Benefit Costs

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit costs in 2017 are shown below:

Pension Benefits
Amortization of:
Net actuarial loss	$2.1

Total	$2.1

Weighted Average Assumptions Used to Determine Benefit Obligation

The weighted average assumptions used to determine the benefit obligation at the measurement date were as follows:

	Pension Benefits		Other Postretirement Benefits
	2016	2015	2016
Discount rate	4.2%	0.7%	3.6%

Summary of Projected Benefit Obligations in Excess of Plan Assets

The following table provides a summary of under-funded or unfunded pension benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2016 and 2015:

	Pension Benefits
	2016	2015
Projected benefit obligation	$293.3	$3.2
Fair value of plan assets	235.8	—

Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides a summary of pension plans with accumulated benefit obligations in excess of plan assets as of December 31, 2016 and 2015:

	Pension Benefits
	2016	2015
Accumulated benefit obligation	$293.3	$3.2
Fair value of plan assets	235.8	—

Expected Benefit Payments	Benefit payments are expected to be paid as follows:

	Pension Benefits	Other Postretirement Benefits
2017	$16.8	$0.1
2018	16.9	0.1
2019	16.7	0.1
2020	17.5	0.1
2021	18.1	0.1
2022-2026	91.5	0.4

Allocation of Plan Assets

The fair values of the Company’s pension plan assets at December 31, 2016, by asset category were as follows:

	December 31, 2016
Asset Category	Total	Level 1	Level 2
Cash and cash equivalents	$6.4	$4.1	$2.3
Equity	67.6	67.6	—
Fixed income	93.9	—	93.9
Equity funds measured at NAV	67.9	—	—

Total	$235.8	$71.7	$96.2

Changes in Fair Value of Level 3 Assets

The Company did not have any Level 3 assets during the year ended December 31, 2016. The following table provides a summary of changes in the fair value of the Company’s Level 3 assets during the year ended December 31, 2015:

Private Equity
Balance at January 1, 2015	$47.3
Unrealized gains-net	11.9
Purchases, sales and settlements	(14.1)
Plan transfer	(45.1)

Balance at December 31, 2015	$—